Pension and Other Postretirement Benefits - Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Effect on postretirement benefit obligation, increase	22.8
Effect on postretirement benefit obligation, decrease	(17.8)
Effect on total service and interest cost, increase	1.4
Effect on total service and interest cost, decrease	(1.1)
U.S. Plans, Pension Benefits
Defined Benefit Plan Disclosure
Change in assumed health care cost trend rates	1.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%	5.00%
U.S. Plans, Pension Benefits | Participants Under 65
Defined Benefit Plan Disclosure
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	8.50%	9.00%
U.S. Plans, Pension Benefits | Participants Over 65 [Member]
Defined Benefit Plan Disclosure
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.40%	6.60%
Candian Plans, Pension Benefits
Defined Benefit Plan Disclosure
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	6.00%	6.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%